Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Customer information	No single customer accounts for more than 5% of the Group’s revenue
Group's revenue	5.00%
Percentage of trade receivables that are not past due or 30 days or less past due	89.90%	85.30%
Trade receivables description	Approximately 89.9% (2022 – 85.3%) of the Group’s trade receivables are not past due or 30 days or less past due
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Amounts available under revolving credit facility	$ 915.3	$ 911.8
Additional amounts available under revolving credit facility	190.0	185.8
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Estimated annual net US$ denominated cash flow from operating activities	470.0	720.0
Canada, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility			$ 245	$ 245
United States of America, Dollars | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Additional amounts available under revolving credit facility	$ 5.0	$ 5.0
Top of Range
Disclosure Of Financial Instruments [Line Items]
Bad debt expense to consolidated revenue	0.30%